Note 1 - Basis of Presentation	9 Months Ended
Jul. 31, 2014
Notes
Note 1 - Basis of Presentation

NOTE 1 – BASIS OF PRESENTATION

The interim consolidated financial statements of Diversified Resources, Inc. (“we”, “us”, “our”, “Diversified”, or the “Company”) are unaudited and contain all adjustments (consisting primarily of normal recurring accruals) necessary for a fair presentation of the results for the interim periods presented. Results for interim periods are not necessarily indicative of results to be expected for a full year or for previously reported periods due in part, but not limited to, interest rates, drilling risks, geological risks, the timing of acquisitions, and our ability to obtain additional capital. These interim financial statements should be read in conjunction with the audited financial statements and notes thereto included in Diversified’s Annual Report on Form 10-K for the year ended October 31, 2013 as filed with the Securities and Exchange Commission (“SEC”) on February 13, 2014 and the Form 8-K/A filed May 29, 2014.  The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

The consolidated financial statements of the Company have been prepared pursuant to the rules and regulations of the SEC for Quarterly Reports on Form 10-Q and in accordance with US GAAP. Accordingly, these consolidated financial statements do not include all of the information and footnotes required by US GAAP for annual consolidated financial statements.

Although, from a legal standpoint, we acquired Natural Resource Group, Inc. (“NRG”) on November 21, 2013, for financial reporting purposes the acquisition of NRG constituted a recapitalization, and the acquisition was accounted for as a reverse merger, whereby NRG was deemed to have acquired us.  Consequently, this report contains the historical financial statements of NRG for the three and nine months ended July 31, 2013.  From and after November 21, 2013, NRG’s financial statements have been consolidated with our financial statements.

The consolidated financial statements are unaudited, but, in management's opinion, include all adjustments (which, unless otherwise noted, include only normal recurring adjustments) necessary for a fair presentation of such consolidated financial statements.